Income tax expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income tax expense
Total current tax income / (expense)	€ (3,253)	€ (411)	€ (3,210)
Thereof prior year adjustments	252	189	(476)
Thereof other current income tax effects for the period	(3,504)	(600)	(2,734)
Total deferred tax income / (expense)	(317)	2,226	(2,666)
Thereof effects from origination and reversal of temporary balance sheet differences	(338)	61	1,101
Thereof prior year adjustments	195	30	(31)
Thereof effects from (non-) recognition of deferred tax assets on tax losses and interest carried forward	(175)	2,135	(3,736)
Total income tax income (expense)	€ (3,570)	€ 1,814	€ (5,877)